Leases - Schedule of Movements in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
As of January 1	$ 252,626	$ 262,410
Additions	16,764	11,122
Decreases and disposals	(3,183)	(1,280)
Interest expense	21,068	22,533	$ 11,792
Payments	(47,583)	(41,722)
Effect of currency translation	(1,527)	960
Other	(1,627)	(1,397)
As of December 31	$ 236,538	$ 252,626	$ 262,410